Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents		$ 33,341,081	$ 43,396,977
Accounts receivable, net		684,139
Advances to suppliers, net		9,643,135	16,546,521
Inventories		46,692
Other current assets		1,047,536	1,001,637
Total Current Assets		44,762,583	60,945,135
Non-Current Assets:
Right-of-use assets		194,945
Intangible Assets		15,189,808
Total Non-Current Assets		15,384,753
TOTAL ASSETS		60,147,336	60,945,135
Current Liabilities:
Accounts payable		750,332	17,532
Contract liabilities		444,351	425,833
Lease liabilities		70,552
Tax Payable		26,594	795
Accrued expenses and other current liabilities		307,918	232,004
Total Current Liabilities		1,599,747	676,164
Non-Current Liabilities:
Due to related parties			1,291,608
Lease liabilities		125,259
Total Non-Current Liabilities		125,259	1,291,608
TOTAL LIABILITIES		1,725,006	1,967,772
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary Shares, no par value, unlimited shares authorized; 3,168,133 and 63,361,823 shares issued and outstanding as of June 30, 2025 and December 31, 2024 respectively	[1]
Additional paid-in capital		92,707,344	92,707,344
Accumulated deficit		(29,394,048)	(28,033,030)
Accumulated other comprehensive loss		(4,890,966)	(5,298,505)
Equity attributable to owners of the Company		58,422,330	59,375,809
Non-controlling interests			(398,446)
TOTAL STOCKHOLDERS’ EQUITY		58,422,330	58,977,363
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 60,147,336	$ 60,945,135

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 11)